Financial instruments - Reconciliation (Details) - Level Three € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	€ 5
Transfer from level 3	€ (5)